NORTHERN LIGHTS FUND TRUST

May 19, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-
Sierra Tactical Risk Spectrum 30 Fund
Sierra Tactical Risk Spectrum 50 Fund
Sierra Tactical Risk Spectrum 70 Fund

Post-Effective Amendment No. 1358 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Sierra Tactical Risk Spectrum 30 Fund, Sierra Tactical Risk Spectrum 50 Fund and Sierra Tactical Risk Spectrum 70 Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Sierra Tactical Risk Spectrum 30 Fund	1358	0001580642-21-002378	May 14, 2021
Sierra Tactical Risk Spectrum 50 Fund	1358	0001580642-21-002378	May 14, 2021
Sierra Tactical Risk Spectrum 70 Fund	1358	0001580642-21-002378	May 14, 2021

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/Stephanie Shearer

Stephanie Shearer

Secretary

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